SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 25, 2011	Dec. 26, 2010
Notes to Financial Statements
SUBSEQUENT EVENTS

On October 24, 2011, as approved by the Company’s Board of Directors, a series A preferred stock was created and one share was issued to the Company’s CEO, Paul A. Roman.  It provides the holder the right to vote 50.1% of the total outstanding shares entitled to vote on all matters submitted for a vote to shareholders of the Company.  This provision provides unilateral control of the voting of the Corporation’s securities.  As a result, the Company believes the increasing of any authorized shares is now 100% under its control.

On November 8, 2011, the Company issued 1,400,000 shares of its common stock to Endeavor Group, LLC, for financial advisory related services.

Events subsequent to December 26, 2010 were evaluated until the date the consolidated financial statements were available to be issued which was December 16, 2011.

On April 20, 2011, by written consent of the Shareholders, the Company increased the authorized shares of its common stock to 250,000,000 shares from 50,000,000.

On April 20, 2011, as consideration of a six month consulting engagement related to corporate finance and improved visibility in the financial community, the Company issued to Affinity advisors, LLC 300,000 shares of its common stock.

On June 8, 2011, the Company raised $50 from the sale of 500,000 of its common stock at a price of $.10 per share. The proceeds were used for general working capital purposes. In addition the Company issued 500,000 warrants with an exercise price of $.20, and an expiration of June 30, 2014.

On June 15, 2011, as part of an agreement with ICM Capital Markets, Ltd. (“ICM”) to provide investment banking services, the Company issued a total of 357,705 of its common stock to ICM and certain ICM employees as follows: ICM Capital Markets, Ltd. 112,677; Averell Satloff 209,257 and Harvey Luft 35,771.

On July 19, 2011, the Company issued 50,000 shares of its common stock to Broad Street Ventures LLC for services related to the June 8, 2011 $50 capital raise noted above. In addition, 50,000 warrants were issued at an exercise price of $.20 and an expiration date of June 30, 2014.

On August 4, 2011, as consideration of a 90 day consulting engagement related to investor relations, the Company issued to Corporate Public relations Inc. 200,000 shares of its common stock.

On October 24, 2011, as approved by the Company’s Board of Directors, a series A preferred stock was created and one share was issued to the Company’s CEO, Paul A. Roman. It provides the holder the right to vote 50.1% of the total outstanding shares entitled to vote on all matters submitted for a vote to shareholders of the Company. This provision provides unilateral control of the voting of the Corporation’s securities. As a result, the Company believes the increasing of any authorized shares is now 100% under its control.

On November 8, 2011, the Company issued 1,400,000 shares of its common stock to Endeavor Group, LLC, for financial advisory related services.

On September 15, 2011, a lawsuit alleging patent infringement was filed against the Company in the United States District Court, Eastern District of Texas, Marshall Division. The case is styled DietGoal Innovations LLC v. Arby’s Restaurant Group, Inc.; 2:11-cv-00418-DF. The Company is one of 26 defendants named in this action. The plaintiff alleges that the Company has been and now is directly infringing one or more claims of U.S. Patent No. 6,585,516, entitled Method and System for Computerized Visual Behavior Analysis, Training and Planning. DietGoal Innovations requests a trial by jury. This claim is in the early stages and the Company has been unable to reasonably estimate a range of possible loss, if any, at this time.